Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Disclosure of Changes in Non-Current Financial Assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Security deposits paid
Net book value as of December 31, 2022	291
Additions	16
Decreases	(8)
Reclassification	—
Currency translation adjustments	(1)
Net book value as of December 31, 2023	299
Additions	109
Decreases	(2)
Reclassification	—
Currency translation adjustments	1
Net book value as of December 31, 2024	406